Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 17	Royalties	UNITED STATES	snj:US-UT	Office Of Natural Resources Revenue [Member]	Uinta Basin Project One [Member]	Oil and Natural Gas [Member]	Exploration And Production Segment [Member]	Well
#: 2
	$ 1	Fees	UNITED STATES	snj:US-UT	Bureau Of Land Management [Member]	Uinta Basin Project Two [Member]	Oil and Natural Gas [Member]	Exploration And Production Segment [Member]	Well